Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calamos Antetokounmpo Sustainable Equities Trust
Entity Central Index Key	0001943291
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000238767
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class A
Trading Symbol	SROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended December 31, 2025 ("annual period"), the Fund delivered a strong double-digit return, although lagged the highly concentrated and expensive names in the S&P 500 Index. Integral to our approach, the portfolio has emphasized quality and has been underweight momentum versus the broad market. Reflecting our emphasis on risk management, we maintained a high level of diversification. This positioning hampered performance over the past year, as quality names lagged the market, and only a handful of names drove the market’s performance. While we had seen indications of a broadening market, investors mostly embraced risk-on, higher-beta, lower-quality names this past year. As it stands now, quality stocks are trading below historical valuation levels and are poised for a rebound.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
02/03/23	$10,000	$10,000
02/28/23	$9,640	$9,514
03/31/23	$9,950	$9,864
04/30/23	$10,010	$10,018
05/31/23	$9,920	$10,061
06/30/23	$10,460	$10,726
07/31/23	$10,640	$11,071
08/31/23	$10,410	$10,894
09/30/23	$9,820	$10,375
10/31/23	$9,620	$10,157
11/30/23	$10,440	$11,084
12/31/23	$11,003	$11,588
01/31/24	$11,063	$11,783
02/29/24	$11,554	$12,412
03/31/24	$11,855	$12,811
04/30/24	$11,384	$12,288
05/31/24	$11,865	$12,897
06/30/24	$12,316	$13,360
07/31/24	$12,357	$13,522
08/31/24	$12,637	$13,850
09/30/24	$12,798	$14,146
10/31/24	$12,497	$14,018
11/30/24	$12,978	$14,841
12/31/24	$12,593	$14,487
01/31/25	$12,864	$14,890
02/28/25	$12,683	$14,696
03/31/25	$12,010	$13,868
04/30/25	$12,020	$13,774
05/31/25	$12,693	$14,641
06/30/25	$13,215	$15,386
07/31/25	$13,366	$15,731
08/31/25	$13,567	$16,050
09/30/25	$13,949	$16,636
10/31/25	$14,169	$17,025
11/30/25	$14,300	$17,067
12/31/25	$14,141	$17,077

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 2/3/23
Class A without sales charge	12.30	12.65
Class A with sales charge	6.92	12.65
S&P 500 Total Return Index	17.81	20.19

Performance Inception Date	Feb. 03, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,121,899
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 39,233
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,121,899	64	31%	$39,233

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Industrials	13.1
Consumer Discretionary	10.7
Financials	10.6
Health Care	10.4
Communication Services	9.3
Consumer Staples	3.6
Materials	3.3
Utilities	2.2
Real Estate	1.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alphabet, Inc. - Class A	8.3
Microsoft Corp.	6.7
NVIDIA Corp.	5.9
Apple, Inc.	5.9
Amazon.com, Inc.	3.4
Broadcom, Inc.	3.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0
TJX Cos., Inc.	2.7
Travelers Cos., Inc.	2.0
Visa, Inc. - Class A	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238769
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class C
Trading Symbol	SROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$222	2.10%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended December 31, 2025 ("annual period"), the Fund delivered a strong double-digit return, although lagged the highly concentrated and expensive names in the S&P 500 Index. Integral to our approach, the portfolio has emphasized quality and has been underweight momentum versus the broad market. Reflecting our emphasis on risk management, we maintained a high level of diversification. This positioning hampered performance over the past year, as quality names lagged the market, and only a handful of names drove the market’s performance. While we had seen indications of a broadening market, investors mostly embraced risk-on, higher-beta, lower-quality names this past year. As it stands now, quality stocks are trading below historical valuation levels and are poised for a rebound.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
02/03/23	$10,000	$10,000
02/28/23	$9,640	$9,514
03/31/23	$9,940	$9,864
04/30/23	$9,990	$10,018
05/31/23	$9,890	$10,061
06/30/23	$10,430	$10,726
07/31/23	$10,600	$11,071
08/31/23	$10,370	$10,894
09/30/23	$9,770	$10,375
10/31/23	$9,570	$10,157
11/30/23	$10,380	$11,084
12/31/23	$10,930	$11,588
01/31/24	$10,980	$11,783
02/29/24	$11,470	$12,412
03/31/24	$11,750	$12,811
04/30/24	$11,280	$12,288
05/31/24	$11,750	$12,897
06/30/24	$12,190	$13,360
07/31/24	$12,220	$13,522
08/31/24	$12,490	$13,850
09/30/24	$12,640	$14,146
10/31/24	$12,340	$14,018
11/30/24	$12,800	$14,841
12/31/24	$12,410	$14,487
01/31/25	$12,680	$14,890
02/28/25	$12,490	$14,696
03/31/25	$11,810	$13,868
04/30/25	$11,820	$13,774
05/31/25	$12,480	$14,641
06/30/25	$12,980	$15,386
07/31/25	$13,120	$15,731
08/31/25	$13,310	$16,050
09/30/25	$13,680	$16,636
10/31/25	$13,880	$17,025
11/30/25	$14,000	$17,067
12/31/25	$13,832	$17,077

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 2/3/23
Class C without sales charge	11.46	11.79
Class C with sales charge	10.46	11.79
S&P 500 Total Return Index	17.81	20.19

Performance Inception Date	Feb. 03, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,121,899
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 39,233
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,121,899	64	31%	$39,233

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Industrials	13.1
Consumer Discretionary	10.7
Financials	10.6
Health Care	10.4
Communication Services	9.3
Consumer Staples	3.6
Materials	3.3
Utilities	2.2
Real Estate	1.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alphabet, Inc. - Class A	8.3
Microsoft Corp.	6.7
NVIDIA Corp.	5.9
Apple, Inc.	5.9
Amazon.com, Inc.	3.4
Broadcom, Inc.	3.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0
TJX Cos., Inc.	2.7
Travelers Cos., Inc.	2.0
Visa, Inc. - Class A	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238768
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class I
Trading Symbol	SROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended December 31, 2025 ("annual period"), the Fund delivered a strong double-digit return, although lagged the highly concentrated and expensive names in the S&P 500 Index. Integral to our approach, the portfolio has emphasized quality and has been underweight momentum versus the broad market. Reflecting our emphasis on risk management, we maintained a high level of diversification. This positioning hampered performance over the past year, as quality names lagged the market, and only a handful of names drove the market’s performance. While we had seen indications of a broadening market, investors mostly embraced risk-on, higher-beta, lower-quality names this past year. As it stands now, quality stocks are trading below historical valuation levels and are poised for a rebound.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
02/03/23	$1,000,000	$1,000,001
02/28/23	$965,000	$951,467
03/31/23	$995,000	$986,400
04/30/23	$1,002,000	$1,001,797
05/31/23	$993,000	$1,006,151
06/30/23	$1,047,000	$1,072,633
07/31/23	$1,066,000	$1,107,091
08/31/23	$1,042,000	$1,089,465
09/30/23	$984,000	$1,037,521
10/31/23	$964,000	$1,015,705
11/30/23	$1,047,000	$1,108,466
12/31/23	$1,102,148	$1,158,824
01/31/24	$1,109,180	$1,178,297
02/29/24	$1,159,415	$1,241,213
03/31/24	$1,188,551	$1,281,149
04/30/24	$1,141,331	$1,228,820
05/31/24	$1,190,560	$1,289,751
06/30/24	$1,235,772	$1,336,030
07/31/24	$1,239,790	$1,352,293
08/31/24	$1,267,922	$1,385,094
09/30/24	$1,285,002	$1,414,676
10/31/24	$1,255,865	$1,401,848
11/30/24	$1,304,091	$1,484,137
12/31/24	$1,265,350	$1,448,758
01/31/25	$1,293,581	$1,489,102
02/28/25	$1,274,424	$1,469,673
03/31/25	$1,206,872	$1,386,865
04/30/25	$1,208,888	$1,377,460
05/31/25	$1,276,441	$1,464,165
06/30/25	$1,328,870	$1,538,621
07/31/25	$1,343,993	$1,573,152
08/31/25	$1,365,166	$1,605,042
09/30/25	$1,404,488	$1,663,626
10/31/25	$1,426,670	$1,702,578
11/30/25	$1,440,785	$1,706,751
12/31/25	$1,423,996	$1,707,795

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 2/3/23
Class I	12.54	12.92
S&P 500 Total Return Index	17.81	20.19

Performance Inception Date	Feb. 03, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,121,899
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 39,233
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,121,899	64	31%	$39,233

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Industrials	13.1
Consumer Discretionary	10.7
Financials	10.6
Health Care	10.4
Communication Services	9.3
Consumer Staples	3.6
Materials	3.3
Utilities	2.2
Real Estate	1.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alphabet, Inc. - Class A	8.3
Microsoft Corp.	6.7
NVIDIA Corp.	5.9
Apple, Inc.	5.9
Amazon.com, Inc.	3.4
Broadcom, Inc.	3.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0
TJX Cos., Inc.	2.7
Travelers Cos., Inc.	2.0
Visa, Inc. - Class A	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238766
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class R6
Trading Symbol	SRORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended December 31, 2025 ("annual period"), the Fund delivered a strong double-digit return, although lagged the highly concentrated and expensive names in the S&P 500 Index. Integral to our approach, the portfolio has emphasized quality and has been underweight momentum versus the broad market. Reflecting our emphasis on risk management, we maintained a high level of diversification. This positioning hampered performance over the past year, as quality names lagged the market, and only a handful of names drove the market’s performance. While we had seen indications of a broadening market, investors mostly embraced risk-on, higher-beta, lower-quality names this past year. As it stands now, quality stocks are trading below historical valuation levels and are poised for a rebound.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	S&P 500 Total Return Index
02/03/23	$10,000	$10,000
02/28/23	$9,650	$9,514
03/31/23	$9,950	$9,864
04/30/23	$10,020	$10,018
05/31/23	$9,930	$10,061
06/30/23	$10,470	$10,726
07/31/23	$10,660	$11,071
08/31/23	$10,430	$10,894
09/30/23	$9,840	$10,375
10/31/23	$9,640	$10,157
11/30/23	$10,470	$11,084
12/31/23	$11,022	$11,588
01/31/24	$11,092	$11,783
02/29/24	$11,595	$12,412
03/31/24	$11,886	$12,811
04/30/24	$11,414	$12,288
05/31/24	$11,906	$12,897
06/30/24	$12,358	$13,360
07/31/24	$12,399	$13,522
08/31/24	$12,690	$13,850
09/30/24	$12,851	$14,146
10/31/24	$12,559	$14,018
11/30/24	$13,042	$14,841
12/31/24	$12,657	$14,487
01/31/25	$12,940	$14,890
02/28/25	$12,748	$14,696
03/31/25	$12,072	$13,868
04/30/25	$12,093	$13,774
05/31/25	$12,778	$14,641
06/30/25	$13,303	$15,386
07/31/25	$13,454	$15,731
08/31/25	$13,656	$16,050
09/30/25	$14,049	$16,636
10/31/25	$14,271	$17,025
11/30/25	$14,412	$17,067
12/31/25	$14,246	$17,077

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 2/3/23
Class R6	12.55	12.93
S&P 500 Total Return Index	17.81	20.19

Performance Inception Date	Feb. 03, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,121,899
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 39,233
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,121,899	64	31%	$39,233

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Industrials	13.1
Consumer Discretionary	10.7
Financials	10.6
Health Care	10.4
Communication Services	9.3
Consumer Staples	3.6
Materials	3.3
Utilities	2.2
Real Estate	1.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alphabet, Inc. - Class A	8.3
Microsoft Corp.	6.7
NVIDIA Corp.	5.9
Apple, Inc.	5.9
Amazon.com, Inc.	3.4
Broadcom, Inc.	3.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0
TJX Cos., Inc.	2.7
Travelers Cos., Inc.	2.0
Visa, Inc. - Class A	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources